Contract Balances (Tables)	12 Months Ended
Dec. 31, 2023
Contract Balances [Abstract]
Schedule of Accounts Receivable, Net	Accounts receivable, net consisted of the following:
		As of December 31,
	Note	2022	2023
Accounts receivable derived from governments cooperative arrangements	(i)	73,106	75,281
Accounts receivable from other customers	(ii)	14,150	22,914
Accounts receivable		87,256	98,195
Less: allowance for credit loss		(9)	(15,993)
Accounts receivable, net		87,247	82,202
Note (i):	Accounts receivable derived from government cooperative arrangements were recorded when the educational services have been provided to publicly-sponsored students and the receivables are due in accordance with the payment schedule in the relevant agreements with the governments.

Note (ii):	When rendering education and management services and other services, the Group generally bills its customers in the period when the Group’s right to consideration is unconditional and transfer control over services in accordance with the contract terms.

RMB9 and RMB15,993 allowance for doubtful accounts was provided to accounts receivable as of December 31, 2022 and 2023 respectively.

Schedule of Contract Liabilities	The balances of the Group’s contract liabilities are as following:
	As of December 31,
	2022	2023
Tuition fee	116,407	101,924
Accommodation fee	9,581	13,762
Deposit	1,389	320
Teaching and Miscellaneous Fees	1,060	6,865
Training fee	5,512	9,811
Service charge	7,625	7,820
Contract liabilities	141,574	140,501